Shareholder Report, Holdings (Details)	Jun. 30, 2024
MH Elite Fund of Funds | Shelton Capital Mgmt [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
MH Elite Fund of Funds | Pear Tree [Member]
Holdings [Line Items]
Percent of Total Investments	7.74%
MH Elite Fund of Funds | Vanguard Tax Managed [Member]
Holdings [Line Items]
Percent of Total Investments	7.46%
MH Elite Fund of Funds | Putnam Large Cap [Member]
Holdings [Line Items]
Percent of Total Investments	6.25%
MH Elite Fund of Funds | Bny Dynamic [Member]
Holdings [Line Items]
Percent of Total Investments	6.06%
MH Elite Fund of Funds | Trowe All Cap [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
MH Elite Fund of Funds | Fidelity Large Cap [Member]
Holdings [Line Items]
Percent of Total Investments	5.34%
MH Elite Fund of Funds | Putnam Core Equity [Member]
Holdings [Line Items]
Percent of Total Investments	4.33%
MH Elite Fund of Funds | Columbia Dividend [Member]
Holdings [Line Items]
Percent of Total Investments	4.23%
MH Elite Fund of Funds | Fidelity Select Brokerage [Member]
Holdings [Line Items]
Percent of Total Investments	4.22%
MH Elite Fund of Funds | Large Blend [Member]
Holdings [Line Items]
Percent of Total Investments	19.28%
MH Elite Fund of Funds | Large Growth [Member]
Holdings [Line Items]
Percent of Total Investments	49.35%
MH Elite Fund of Funds | Large Value [Member]
Holdings [Line Items]
Percent of Total Investments	24.13%
MH Elite Fund of Funds | Mid Blend [Member]
Holdings [Line Items]
Percent of Total Investments	6.11%
MH Elite Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.78%
MH Elite Fund of Funds | Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
MH Elite Income Fund of Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
MH Elite Income Fund of Funds | Fidelity Money Mky Govt [Member]
Holdings [Line Items]
Percent of Total Investments	7.89%
MH Elite Income Fund of Funds | Fidelity Floating [Member]
Holdings [Line Items]
Percent of Total Investments	6.74%
MH Elite Income Fund of Funds | Victory Core [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
MH Elite Income Fund of Funds | Dodge Cox Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
MH Elite Income Fund of Funds | Dodge Cox Global Bond [Member]
Holdings [Line Items]
Percent of Total Investments	5.68%
MH Elite Income Fund of Funds | Fidelity Multi Asset [Member]
Holdings [Line Items]
Percent of Total Investments	5.68%
MH Elite Income Fund of Funds | Brandywine Global [Member]
Holdings [Line Items]
Percent of Total Investments	5.65%
MH Elite Income Fund of Funds | Vanguard Balanced [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
MH Elite Income Fund of Funds | River Canyon [Member]
Holdings [Line Items]
Percent of Total Investments	5.12%
MH Elite Income Fund of Funds | Pimco Income Class I [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
MH Elite Income Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.85%
MH Elite Income Fund of Funds | Asset Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	18.36%
MH Elite Income Fund of Funds | Bank Loan [Member]
Holdings [Line Items]
Percent of Total Investments	9.74%
MH Elite Income Fund of Funds | Convertibles [Member]
Holdings [Line Items]
Percent of Total Investments	4.05%
MH Elite Income Fund of Funds | Emerging Market Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
MH Elite Income Fund of Funds | Global Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.18%
MH Elite Income Fund of Funds | High Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	13.83%
MH Elite Income Fund of Funds | Intermediate Core Plus Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.97%
MH Elite Income Fund of Funds | Multisector Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.96%
MH Elite Income Fund of Funds | Short Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
MH Elite Income Fund of Funds | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%
MH Elite Small Cap Fund of Funds | Hennesey Cornerstone [Member]
Holdings [Line Items]
Percent of Total Investments	8.44%
MH Elite Small Cap Fund of Funds | Schwab Fundamental [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
MH Elite Small Cap Fund of Funds | Paradigm Microcap [Member]
Holdings [Line Items]
Percent of Total Investments	7.47%
MH Elite Small Cap Fund of Funds | Natixis Vaughan [Member]
Holdings [Line Items]
Percent of Total Investments	7.17%
MH Elite Small Cap Fund of Funds | Oberweis Microcap [Member]
Holdings [Line Items]
Percent of Total Investments	7.01%
MH Elite Small Cap Fund of Funds | Congress Small Cap Growth [Member]
Holdings [Line Items]
Percent of Total Investments	6.71%
MH Elite Small Cap Fund of Funds | Vanguard Small Cap Value [Member]
Holdings [Line Items]
Percent of Total Investments	6.64%
MH Elite Small Cap Fund of Funds | Fuller Thaler [Member]
Holdings [Line Items]
Percent of Total Investments	6.29%
MH Elite Small Cap Fund of Funds | Aegis Value Class I [Member]
Holdings [Line Items]
Percent of Total Investments	6.19%
MH Elite Small Cap Fund of Funds | Invesco Small Cap Class Y [Member]
Holdings [Line Items]
Percent of Total Investments	6.07%
MH Elite Small Cap Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
MH Elite Small Cap Fund of Funds | Mid Growth [Member]
Holdings [Line Items]
Percent of Total Investments	5.77%
MH Elite Small Cap Fund of Funds | Small Blend [Member]
Holdings [Line Items]
Percent of Total Investments	40.11%
MH Elite Small Cap Fund of Funds | Small Growth [Member]
Holdings [Line Items]
Percent of Total Investments	24.99%
MH Elite Small Cap Fund of Funds | Small Value [Member]
Holdings [Line Items]
Percent of Total Investments	27.35%
MH Elite Small Cap Fund of Funds | Liabilities In Excess [Member]
Holdings [Line Items]
Percent of Total Investments	(0.02%)
MH Elite Select Portfolio of Funds | Schwab Fundamental [Member]
Holdings [Line Items]
Percent of Total Investments	6.64%
MH Elite Select Portfolio of Funds | Wcm Focused [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
MH Elite Select Portfolio of Funds | Driehaus [Member]
Holdings [Line Items]
Percent of Total Investments	8.52%
MH Elite Select Portfolio of Funds | Gqg Partners [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
MH Elite Select Portfolio of Funds | Matthews Emerging [Member]
Holdings [Line Items]
Percent of Total Investments	8.29%
MH Elite Select Portfolio of Funds | Thornburg Global [Member]
Holdings [Line Items]
Percent of Total Investments	7.97%
MH Elite Select Portfolio of Funds | State Street Hedged [Member]
Holdings [Line Items]
Percent of Total Investments	6.91%
MH Elite Select Portfolio of Funds | Goldman Sachs Gqg [Member]
Holdings [Line Items]
Percent of Total Investments	6.81%
MH Elite Select Portfolio of Funds | Vanguard Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.35%
MH Elite Select Portfolio of Funds | Third Avenue Value [Member]
Holdings [Line Items]
Percent of Total Investments	6.27%
MH Elite Select Portfolio of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.81%
MH Elite Select Portfolio of Funds | Other Assets Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
MH Elite Select Portfolio of Funds | Diversified Emerging Mkts [Member]
Holdings [Line Items]
Percent of Total Investments	25.05%
MH Elite Select Portfolio of Funds | Foreign Develop Mkts [Member]
Holdings [Line Items]
Percent of Total Investments	9.41%
MH Elite Select Portfolio of Funds | Foreign Large Blend [Member]
Holdings [Line Items]
Percent of Total Investments	19.58%
MH Elite Select Portfolio of Funds | Foreign Large Growth [Member]
Holdings [Line Items]
Percent of Total Investments	8.54%
MH Elite Select Portfolio of Funds | Foreign Large Value [Member]
Holdings [Line Items]
Percent of Total Investments	14.52%
MH Elite Select Portfolio of Funds | Global Small Mid Stock [Member]
Holdings [Line Items]
Percent of Total Investments	6.23%
MH Elite Select Portfolio of Funds | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.31%
MH Elite Select Portfolio of Funds | Natural Resources [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%